Finance Receivables by Credit Quality Indicator and Portfolio Class (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	$ 8,316.3	$ 7,287.7
Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	8,146.4	7,084.4
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	98.8	88.9
Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	71.1	114.4
Dealer wholesale financing
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,541.0	1,517.0
Dealer wholesale financing | Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,479.1	1,460.6
Dealer wholesale financing | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	58.3	38.0
Dealer wholesale financing | Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	3.6	18.4
Retail | Fleet
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	3,956.6	3,156.3
Retail | Fleet | Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	3,878.4	3,051.7
Retail | Fleet | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	23.5	28.5
Retail | Fleet | Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	54.7	76.1
Retail | Owner/Operator
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,389.0	1,394.2
Retail | Owner/Operator | Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,365.6	1,361.0
Retail | Owner/Operator | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	10.7	13.7
Retail | Owner/Operator | Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	12.7	19.5
Retail | Dealer
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,429.7	1,220.2
Retail | Dealer | Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,423.3	1,211.1
Retail | Dealer | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	6.3	8.7
Retail | Dealer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	$ 0.1	$ 0.4